Document And Entity Information	Oct. 26, 2026
Document Information [Line Items]
Entity, Registrant Name	SR Bancorp, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 26, 2026
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-41808
Entity, Tax Identification Number	92-2601722
Entity, Address, Address Line One	220 West Union Avenue
Entity, Address, City or Town	Bound Brook
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	08805
City Area Code	732
Local Phone Number	560-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SRBK
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001951276